Hartford Sustainable Municipal Bond Fund Investment Objectives and Goals - Hartford Sustainable Municipal Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Hartford Sustainable Municipal Bond Fund Summary Section
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks to provide current income that is generally exempt from federal income taxes, and long-term total return, through investments within a sustainability framework.